OTHER CURRENT LIABILITIES (Schedule of accrued warranty costs) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued warranty costs	$ 13,992	$ 11,238
Other long-term liabilities	577	564
Accrued warranty costs	$ 14,569	$ 11,802	$ 8,523